Retirement Plans (Schedule of Amoutns Included in Accumulated Other Comprehensive Income/Loss (detail) (USD $)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Amounts Included in Accumulated Other Comprehensive Pre-Tax Loss [Abstract]
Net loss	$ 50,883,000	$ 18,094,000
Plan Amendments	(952,000)
Accumulated other comprehensive pre-tax loss	$ (51,835,000)	$ (18,094,000)